Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	OTIS WORLDWIDE CORPORATION
Entity Central Index Key	0001781335
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39221
Entity Tax Identification Number	83-3789412
Entity Address, Address Line One	One Carrier Place
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	674-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Notes 2.875% due 2027
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2027
Trading Symbol	OTIS/27
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	OTIS
Security Exchange Name	NYSE
.0318% Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security	0.318% Notes due 2026
Trading Symbol	OTIS/26
Security Exchange Name	NYSE
0.934% Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	0.934% Notes due 2031
Trading Symbol	OTIS/31
Security Exchange Name	NYSE